OTHER FINANCIAL ITEMS, NET OTHER FINANCIAL ITEMS, NET (Tables)	6 Months Ended
Jun. 30, 2016
Other Financial Items [Abstract]
Schedule of other financial items
Other financial items comprise the following items:

	Six months ended June 30,		Year ended December 31,
(in thousands of $)	2016	2015	2015
Fair value loss on non-designated derivatives, net	(9,568)	(1,243)	(13,051)
Net cash payments on non-designated derivatives	(2,641)	(2,833)	(6,453)
Fair value (loss)/gain of designated derivatives (ineffective portion)	(840)	59	(227)
Other items	(669)	(556)	(1,558)
Other financial items, net	(13,718)	(4,573)	(21,289)